Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Line Items]
Work in process	$ 6,176	$ 9,870
Finished goods	7,660	13,946
Total	$ 13,836	$ 23,816